Segment and Related Information - Balance Sheet Data (Detail) - USD ($) $ in Millions		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		$ 12,254	$ 10,760	$ 11,074
Operating Segments | East
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		11,128	10,468
Operating Segments | West
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		1,066
Other
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	[1]	$ 60	$ 292

[1]	Primarily consists of unallocated items, including cash, and PP&E.